Related parties - Executive directors' remuneration and benefits (Details) - ZAR (R) R in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties
Percentage of vested LTIs and accrued dividends released in 2026	50.00%
Percentage of vested LTIs and accrued dividends released in 2028	50.00%
Remaining percentage of awards vested, for which full amount is disclosed in total earned remuneration	50.00%
RLTI and RE
Disclosure of transactions between related parties
Corporate performance target achieved, percentage	100.00%
Executive directors
Disclosure of transactions between related parties
Total annual remuneration			R 54,600
Percentage of Group STI achievement	80.00%
Percentage of Individual Performance Achievement	20.00%
S Baloyi
Disclosure of transactions between related parties
Salary	R 16,293	R 12,514
Risk and Retirement funding	1,590	1,276
Vehicle benefit	300	300
Healthcare	192	160
Other benefits	271	96
Total salary and benefits	18,646	14,346
Annual short-term incentive	20,721	11,213
Long-term incentive gains	3,499	353
Total annual remuneration	42,866	25,912
WP Bruns
Disclosure of transactions between related parties
Salary	7,608	5,982
Risk and Retirement funding	1,002	788
Healthcare	187	147
Other benefits	50	17
Total salary and benefits	8,847	6,934
Annual short-term incentive	7,454	3,984
Long-term incentive gains	3,990	387
Total annual remuneration	20,291	11,305
VD Kahla
Disclosure of transactions between related parties
Salary	8,793	8,499
Risk and Retirement funding	404	382
Healthcare	158	147
Other benefits	676	606
Total salary and benefits	10,031	9,634
Annual short-term incentive	6,546	4,360
Long-term incentive gains	11,117	3,569
Total annual remuneration	R 27,694	17,563
HA Rossouw
Disclosure of transactions between related parties
Salary		1,336
Risk and Retirement funding		151
Total salary and benefits		1,487
Total annual remuneration		R 1,487
Performance GEC
Disclosure of transactions between related parties
Corporate performance target achieved, percentage	72.00%